RISK MANAGEMENT POLICIES - Exposure to the Group's exchange risk by currency type (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Feb. 27, 2024 USD ($)
Exchange rate risk
Assets	$ 1,861,901,319	$ 1,928,871,913	$ 8,563
Liabilities	1,625,907,188	1,787,021,082
Exchange rate risk [member]
Exchange rate risk
Assets	296,307,933	220,881,523
Liabilities	259,499,619	193,405,576
Derivatives	158,431	173,451
Net position	36,966,745	27,649,398
Exchange rate risk [member] | US Dollar [member]
Exchange rate risk
Assets	286,636,032	214,929,965
Liabilities	253,932,945	189,946,941
Derivatives	158,431	173,451
Net position	32,861,518	25,156,475
Exchange rate risk [member] | Euro [member]
Exchange rate risk
Assets	5,907,343	4,462,182
Liabilities	5,502,023	3,421,601
Net position	405,320	1,040,581
Exchange rate risk [member] | Others
Exchange rate risk
Assets	3,764,558	1,489,376
Liabilities	64,651	37,034
Net position	$ 3,699,907	$ 1,452,342